Vanguard® Information Technology Index Fund
Schedule of Investments (unaudited)
As of May 31, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.8%)
Communications Equipment (3.6%)
	Cisco Systems Inc.	24,976,464	1,574,516
*	Arista Networks Inc.	7,070,782	612,613
	Motorola Solutions Inc.	1,136,877	472,236
*	F5 Inc.	602,895	172,054
*	Ciena Corp.	1,715,192	137,318
	Juniper Networks Inc.	3,552,491	127,641
*	Lumentum Holdings Inc.	1,214,199	87,762
*	Calix Inc.	1,410,054	65,201
*	Extreme Networks Inc.	3,133,857	49,107
*	Viavi Solutions Inc.	5,246,405	47,795
*	NetScout Systems Inc.	1,694,689	38,707
*	CommScope Holding Co. Inc.	4,858,994	29,348
*	Digi International Inc.	871,247	28,237
*	Harmonic Inc.	2,763,851	24,930
*	Viasat Inc.	2,439,249	21,295
*	NETGEAR Inc.	647,789	19,000
*	Applied Optoelectronics Inc.	1,127,150	17,381
*	ADTRAN Holdings Inc.	1,700,105	13,652
*	Clearfield Inc.	283,830	10,533
*	Ribbon Communications Inc.	2,284,328	7,721
			3,557,047
Electronic Equipment, Instruments & Components (5.1%)
	Amphenol Corp. Class A	8,107,936	729,147
	TE Connectivity plc	2,241,300	358,765
	Corning Inc.	6,337,002	314,252
*	Keysight Technologies Inc.	1,456,661	228,754
*	Teledyne Technologies Inc.	424,432	211,732
	CDW Corp.	1,085,612	195,801
	Jabil Inc.	1,124,830	188,983
*	Flex Ltd.	4,140,867	175,159
*	Trimble Inc.	2,431,667	173,305
*	Zebra Technologies Corp. Class A	484,567	140,413
	Badger Meter Inc.	485,922	120,616
	TD SYNNEX Corp.	991,829	120,349
*	Coherent Corp.	1,477,576	111,749
*	Fabrinet	449,335	104,637
*	Sanmina Corp.	1,182,264	100,126
*	Itron Inc.	862,452	99,699
	Vontier Corp.	2,728,451	97,542
*	Arrow Electronics Inc.	802,894	95,047
	Advanced Energy Industries Inc.	808,829	92,837
	Belden Inc.	827,894	87,922
*	Mirion Technologies Inc.	4,567,238	87,234
	Avnet Inc.	1,691,937	84,614
*	OSI Systems Inc.	375,205	82,211
*	Plexus Corp.	617,167	81,009
	Littelfuse Inc.	384,315	78,808
	Cognex Corp.	2,625,003	78,671
*	TTM Technologies Inc.	2,400,089	71,667
*	Novanta Inc.	569,631	70,532
*	Insight Enterprises Inc.	490,984	64,019
	Crane NXT Co.	1,151,466	61,730
*	PAR Technology Corp.	889,563	58,320
*	ePlus Inc.	628,625	44,865
*	IPG Photonics Corp.	605,511	40,121
	Vishay Intertechnology Inc.	2,623,834	36,917
*	Arlo Technologies Inc.	2,418,697	34,636
*	Knowles Corp.	2,071,059	33,986
	Benchmark Electronics Inc.	852,497	31,133

		Shares	Market Value ($000)
	CTS Corp.	673,411	27,401
*	Rogers Corp.	393,623	26,204
	Napco Security Technologies Inc.	859,733	23,987
*	ScanSource Inc.	526,473	21,259
	PC Connection Inc.	305,570	19,984
*	FARO Technologies Inc.	454,111	19,241
	Bel Fuse Inc. Class B	249,910	18,443
*	nLight Inc.	1,099,881	16,641
*	Ouster Inc.	1,269,751	15,529
*	Daktronics Inc.	942,384	13,985
*	Evolv Technologies Holdings Inc.	2,419,314	13,209
*	Powerfleet Inc. NJ	2,815,767	12,812
*	Kimball Electronics Inc.	579,668	10,492
*	Vishay Precision Group Inc.	274,372	7,057
	Methode Electronics Inc.	842,002	6,694
*,1	MicroVision Inc.	5,780,404	6,358
*	SmartRent Inc.	4,312,866	3,641
*,1	Lightwave Logic Inc.	2,943,004	2,884
	Bel Fuse Inc. Class A	31,019	1,970
			5,055,099
IT Services (5.7%)
	International Business Machines Corp.	5,805,851	1,504,064
	Accenture plc Class A	3,914,668	1,240,245
*	Snowflake Inc. Class A	2,181,369	448,642
*	Cloudflare Inc. Class A	2,290,018	379,891
	Cognizant Technology Solutions Corp. Class A	3,798,412	307,633
*	Gartner Inc.	587,674	256,473
	VeriSign Inc.	853,080	232,439
*	GoDaddy Inc. Class A	1,215,683	221,437
*	Twilio Inc. Class A	1,489,560	175,321
*	Okta Inc.	1,602,077	165,286
*	MongoDB Inc.	718,071	135,593
*	Kyndryl Holdings Inc.	3,241,050	126,531
*	Akamai Technologies Inc.	1,525,101	115,801
*	EPAM Systems Inc.	624,450	108,960
*	DXC Technology Co.	4,241,154	64,466
*	ASGN Inc.	1,034,857	54,651
*	DigitalOcean Holdings Inc.	1,521,671	43,063
*,1	Applied Digital Corp.	4,244,945	28,993
*	BigBear.ai Holdings Inc.	6,824,023	28,388
*	Fastly Inc. Class A	3,191,875	23,237
*	Grid Dynamics Holdings Inc.	1,583,759	19,844
*	Couchbase Inc.	878,005	15,866
	Hackett Group Inc.	587,820	14,413
*	BigCommerce Holdings Inc. Series 1	1,593,789	8,033
*	Unisys Corp.	1,593,694	7,602
*	Rackspace Technology Inc.	1,957,131	2,231
			5,729,103
Semiconductors & Semiconductor Equipment (31.7%)
	NVIDIA Corp.	116,335,511	15,720,418
	Broadcom Inc.	19,558,013	4,734,408
*	Advanced Micro Devices Inc.	10,152,627	1,124,200
	Texas Instruments Inc.	5,766,942	1,054,485
	QUALCOMM Inc.	7,074,264	1,027,183
	Applied Materials Inc.	5,300,040	830,781
	Analog Devices Inc.	3,243,761	694,100
	Lam Research Corp.	8,534,041	689,465
	Micron Technology Inc.	7,202,364	680,335
	KLA Corp.	884,836	669,715
	Intel Corp.	28,324,268	553,739
	Marvell Technology Inc.	5,905,864	355,474
	NXP Semiconductors NV	1,773,460	338,961
	Monolithic Power Systems Inc.	359,874	238,201
	Microchip Technology Inc.	3,984,334	231,251
*	ON Semiconductor Corp.	3,511,061	147,535
*	First Solar Inc.	891,745	140,967
	Teradyne Inc.	1,507,718	118,507
*	Credo Technology Group Holding Ltd.	1,880,951	114,663
*	Astera Labs Inc.	1,243,321	112,794

		Shares	Market Value ($000)
*	MACOM Technology Solutions Holdings Inc.	895,071	108,850
	Skyworks Solutions Inc.	1,548,657	106,904
	Entegris Inc.	1,484,952	102,076
*	Rambus Inc.	1,767,637	94,516
*	Lattice Semiconductor Corp.	1,978,456	88,912
	Universal Display Corp.	599,944	86,002
*	Qorvo Inc.	1,130,797	85,963
*	Sitime Corp.	437,175	85,717
*	Silicon Laboratories Inc.	697,868	84,114
	MKS Inc.	936,288	76,953
*	Cirrus Logic Inc.	767,619	75,503
*	Allegro MicroSystems Inc.	2,875,354	72,890
*	Enphase Energy Inc.	1,694,134	70,120
*	Onto Innovation Inc.	752,050	69,143
*	Rigetti Computing Inc.	5,470,328	66,246
	Power Integrations Inc.	1,309,347	65,114
*	Semtech Corp.	1,733,735	64,720
*	Impinj Inc.	525,747	59,982
*	Synaptics Inc.	925,510	54,383
*	FormFactor Inc.	1,817,205	54,244
	Amkor Technology Inc.	2,914,322	52,516
*	Ambarella Inc.	939,590	49,460
*	Diodes Inc.	1,097,316	48,721
*	Axcelis Technologies Inc.	759,750	42,804
	Kulicke & Soffa Industries Inc.	1,260,801	40,535
*	ACM Research Inc. Class A	1,235,468	27,860
*	Veeco Instruments Inc.	1,367,945	26,415
*	Photronics Inc.	1,501,225	25,085
*,1	SolarEdge Technologies Inc.	1,394,113	24,899
*	MaxLinear Inc.	1,898,381	21,623
*	Penguin Solutions Inc.	1,204,420	21,390
*	Ultra Clean Holdings Inc.	1,065,983	20,648
*	Cohu Inc.	1,099,277	18,765
*,1	Navitas Semiconductor Corp.	3,148,269	16,056
*	PDF Solutions Inc.	739,256	13,085
*	Ichor Holdings Ltd.	805,648	12,713
*	Alpha & Omega Semiconductor Ltd.	590,256	12,525
*,1	indie Semiconductor Inc. Class A	4,629,759	12,269
*	CEVA Inc.	564,467	10,589
	NVE Corp.	114,183	8,125
*,1	Aehr Test Systems	668,294	6,376
*,1	Wolfspeed Inc.	3,671,248	4,369
*	Magnachip Semiconductor Corp.	783,650	2,829
			31,669,191
Software (37.7%)
	Microsoft Corp.	32,864,974	15,129,719
*	Palantir Technologies Inc. Class A	13,225,110	1,742,805
	Oracle Corp.	10,280,652	1,701,756
	Salesforce Inc.	5,903,737	1,566,675
	Intuit Inc.	1,770,493	1,334,013
*	ServiceNow Inc.	1,295,248	1,309,612
*	Adobe Inc.	2,756,040	1,144,005
*	Palo Alto Networks Inc.	4,208,052	809,713
*	Crowdstrike Holdings Inc. Class A	1,590,472	749,701
*	AppLovin Corp. Class A	1,493,770	587,052
*	Cadence Design Systems Inc.	1,847,730	530,428
*	MicroStrategy Inc. Class A	1,434,503	529,418
*	Synopsys Inc.	1,027,455	476,719
*	Fortinet Inc.	4,580,232	466,176
*	Autodesk Inc.	1,507,503	446,402
	Roper Technologies Inc.	753,622	429,768
*	Workday Inc. Class A	1,525,589	377,904
*	Fair Isaac Corp.	176,287	304,321
*	Datadog Inc. Class A	2,196,900	258,971
*	Atlassian Corp. Ltd. Class A	1,212,744	251,802
*	Zscaler Inc.	858,914	236,803
*	ANSYS Inc.	713,279	235,967
*	HubSpot Inc.	390,187	230,171
*	Tyler Technologies Inc.	362,053	208,901

		Shares	Market Value ($000)
*	Nutanix Inc. Class A	2,490,049	190,962
*	Zoom Communications Inc.	2,317,618	188,306
*	Docusign Inc.	2,076,106	183,964
*	PTC Inc.	1,070,240	180,143
*	Guidewire Software Inc.	830,924	178,665
	Gen Digital Inc. (XNGS)	5,624,993	160,200
*	Dynatrace Inc.	2,945,842	159,105
*	Unity Software Inc.	5,238,783	136,627
*	Samsara Inc. Class A	2,649,669	123,316
*	Commvault Systems Inc.	662,058	121,256
*	Manhattan Associates Inc.	610,792	115,305
[1]	InterDigital Inc.	508,244	110,421
*	Box Inc. Class A	2,898,796	109,632
*	Dropbox Inc. Class A	3,670,839	105,940
	Bentley Systems Inc. Class B	2,210,235	105,494
*	UiPath Inc. Class A	7,718,042	102,727
*	Rubrik Inc. Class A	1,068,087	101,842
*	Procore Technologies Inc.	1,500,303	100,775
	Pegasystems Inc.	1,015,724	99,693
*	Qualys Inc.	687,814	95,297
*	JFrog Ltd.	2,201,924	94,551
*	Q2 Holdings Inc.	1,045,688	91,519
*	Clearwater Analytics Holdings Inc. Class A	3,924,689	90,660
	Dolby Laboratories Inc. Class A	1,219,901	90,590
*	Elastic NV	1,083,185	87,597
*	ACI Worldwide Inc.	1,874,583	86,718
*	Appfolio Inc. Class A	410,629	86,713
*	Confluent Inc. Class A	3,692,477	85,038
*	Varonis Systems Inc.	1,774,047	84,587
*,1	Aurora Innovation Inc.	13,851,317	83,939
*	Gitlab Inc. Class A	1,759,711	80,084
*	SPS Commerce Inc.	543,629	76,521
*	SentinelOne Inc. Class A	4,213,055	74,192
*	Life360 Inc.	1,164,196	73,985
*	CCC Intelligent Solutions Holdings Inc.	8,251,800	72,451
*	D-Wave Quantum Inc.	4,422,338	72,217
*,1	C3.ai Inc. Class A	2,673,533	71,089
*,1	MARA Holdings Inc.	5,025,952	70,966
*	Tenable Holdings Inc.	2,196,402	70,768
*	BlackLine Inc.	1,255,831	70,239
*	Workiva Inc.	1,042,249	70,133
*,1	SoundHound AI Inc. Class A	6,758,681	68,330
*	Intapp Inc.	1,228,533	67,717
*	BILL Holdings Inc.	1,537,387	67,153
*	Informatica Inc. Class A	2,746,208	65,936
*	Freshworks Inc. Class A	4,213,720	64,343
*	Klaviyo Inc. Class A	1,887,619	64,179
*	Alarm.com Holdings Inc.	1,113,941	63,940
*	Agilysys Inc.	601,859	63,743
	Progress Software Corp.	1,016,189	62,557
*	Braze Inc. Class A	1,699,864	62,555
*	nCino Inc.	2,365,378	62,209
*	Vertex Inc. Class A	1,565,848	61,961
*	Core Scientific Inc.	5,783,016	61,589
*	Blackbaud Inc.	930,297	57,892
*,1	Riot Platforms Inc.	7,017,935	56,635
*	Zeta Global Holdings Corp. Class A	4,277,355	56,204
*,1	Cleanspark Inc.	6,305,871	54,420
	Clear Secure Inc. Class A	2,071,641	51,273
*	LiveRamp Holdings Inc.	1,553,141	50,601
*	AvePoint Inc.	2,634,362	49,131
*	Alkami Technology Inc.	1,701,810	48,740
*	Onestream Inc.	1,685,737	47,302
*	Five9 Inc.	1,710,674	45,350
*	Teradata Corp.	2,041,367	44,828
*	RingCentral Inc. Class A	1,720,004	44,600
*	Asana Inc. Class A	2,091,902	37,466
*	Hut 8 Corp.	2,326,618	35,527
*	NCR Voyix Corp.	3,116,132	34,558
	Adeia Inc.	2,561,281	32,887

		Shares	Market Value ($000)
*	Rapid7 Inc.	1,359,747	31,206
*	Quantum Computing Inc.	2,754,551	31,195
	A10 Networks Inc.	1,746,618	30,147
*	PagerDuty Inc.	2,043,677	29,143
*	Sprout Social Inc. Class A	1,224,145	26,723
*	Verint Systems Inc.	1,467,594	25,742
*,1	Terawulf Inc.	6,793,415	23,981
*	Appian Corp. Class A	760,707	23,962
*	Amplitude Inc. Class A	1,933,166	23,952
*	Olo Inc. Class A	2,595,615	22,608
*	Sprinklr Inc. Class A	2,640,326	22,284
*	NextNav Inc.	1,716,446	21,541
*	Blend Labs Inc. Class A	5,136,708	18,800
*,1	Cipher Mining Inc.	5,976,361	18,646
*	PROS Holdings Inc.	1,015,818	17,868
*	Yext Inc.	2,539,575	17,041
*	Jamf Holding Corp.	1,528,262	16,047
*	Pagaya Technologies Ltd. Class A	961,362	15,805
*	N-able Inc.	1,784,298	13,900
*	Weave Communications Inc.	1,414,357	13,649
	OneSpan Inc.	856,482	13,644
*	Porch Group Inc.	1,442,769	13,158
*	Daily Journal Corp.	30,894	13,020
*	I3 Verticals Inc. Class A	525,462	12,984
	Red Violet Inc.	263,266	12,784
*	MeridianLink Inc.	723,339	12,073
*	E2open Parent Holdings Inc.	3,654,552	11,731
*	Digital Turbine Inc.	2,353,974	11,111
*	Domo Inc. Class B	822,021	10,440
*	SEMrush Holdings Inc. Class A	1,041,954	10,253
*	Consensus Cloud Solutions Inc.	460,745	10,123
*	Mitek Systems Inc.	1,068,103	10,029
*	Cerence Inc.	968,282	8,240
*	Xperi Inc.	967,122	7,534
*,1	Digimarc Corp.	356,074	4,657
*	8x8 Inc.	2,801,393	4,594
*	Exodus Movement Inc. Class A	129,383	3,687
*	Rimini Street Inc.	1,185,374	3,615
*	ON24 Inc.	599,509	3,411
*	Expensify Inc. Class A	1,406,019	3,107
*	CS Disco Inc.	571,295	2,251
			37,623,341
Technology Hardware, Storage & Peripherals (16.0%)
	Apple Inc.	70,681,123	14,196,304
	Dell Technologies Inc. Class C	2,301,044	256,037
	Seagate Technology Holdings plc	1,795,610	211,774
	HP Inc.	7,641,275	190,268
	Hewlett Packard Enterprise Co.	10,983,870	189,801
	NetApp Inc.	1,705,689	169,136
*	Super Micro Computer Inc. (XNGS)	4,172,242	166,973
*	Pure Storage Inc. Class A	2,861,767	153,362
*	Western Digital Corp.	2,935,859	151,344
*,1	IonQ Inc.	3,448,520	139,113
*	Sandisk Corp.	1,806,526	68,088
*	Diebold Nixdorf Inc.	355,429	17,121
	Xerox Holdings Corp.	2,822,924	13,804
*	CompoSecure Inc. Class A	966,177	13,246
*	Corsair Gaming Inc.	1,113,920	9,792
*	Eastman Kodak Co.	1,429,956	8,122
*	CPI Card Group Inc.	146,287	3,256
			15,957,541
Total Common Stocks (Cost $71,947,975)			99,591,322
Temporary Cash Investments (0.4%)
Money Market Fund (0.4%)
[2,3]	Vanguard Market Liquidity Fund, 4.342% (Cost $379,012)	3,790,763	379,039
Total Investments (100.2%) (Cost $72,326,987)			99,970,361

		Shares	Market Value ($000)
Common Stocks Sold Short (-0.0%)
Software (-0.0%)
*	DoubleVerify Holdings Inc.	(1,048)	(15)
*,1	LivePerson Inc.	(548)	(—)
			(15)
Total Common Stocks Sold Short (Proceeds $15)			(15)
Other Assets and Liabilities—Net (-0.2%)			(227,310)
Net Assets (100.0%)			99,743,036
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $252,747.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $288,464 was received for securities on loan.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini NASDAQ 100 Index	June 2025	208	88,927	7,371

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Coherent Corp.	8/29/25	BANA	10,059	(4.337)	—	(31)
MicroStrategy Inc. Class A	8/29/25	BANA	49,823	(4.337)	—	(185)
					—	(216)
1	Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/paid monthly.
BANA—Bank of America, N.A.
At May 31, 2025, the counterparties had deposited in segregated accounts securities with a value of $564 in connection with open over-the-counter swap contracts.
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.	Short Sales: Short sales are the sales of securities that the fund does not own. The fund sells a security it does not own in anticipation of a decline in the value of that security. In order to deliver the security to the purchaser, the fund borrows the security from a broker-dealer. The fund must segregate, as collateral for its obligation to return the borrowed security, an amount of cash and long security positions at least equal to the market value of the security sold short. In the absence of a default, the collateral segregated by the fund cannot be repledged, resold or rehypothecated. This results in the fund holding a significant portion of its assets in cash. The fund later closes out the position by returning the security to the lender, typically by purchasing the security in the open market.
C.	Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
D.	Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
E.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of May 31, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	99,591,322	—	—	99,591,322
Temporary Cash Investments	379,039	—	—	379,039
Total	99,970,361	—	—	99,970,361
Liabilities
Common Stocks	(15)	—	—	(15)
Derivative Financial Instruments
Assets
Futures Contracts[1]	7,371	—	—	7,371
Liabilities
Swap Contracts	—	(216)	—	(216)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.